UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5450

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2010

Global Governments Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

Global Governments Variable Account

Issuer	Shares/Par		Value ($)
BONDS - 94.8%
Foreign Bonds - 71.9%
Austria - 2.3%
Republic of Austria, 4.65%, 2018	EUR	109,000	$163,258

Belgium - 0.5%
Kingdom of Belgium, 5.5%, 2017	EUR	21,000	$33,072

Brazil - 0.4%
Petrobras International Finance Co., 7.875%, 2019		$23,000	$26,900

Canada - 1.3%
Bayview Commercial Asset Trust,
FRN, 0.917%, 2023 (z)	CAD	30,000	$22,213
Canada Housing Trust, 4.6%, 2011 (n)	CAD	57,000	58,639
Government of Canada, 5.75%, 2033	CAD	10,000	12,227

			$93,079

Finland - 2.2%
Republic of Finland, 3.875%, 2017	EUR	109,000	$156,388

France - 2.6%
Republic of France, 6%, 2025	EUR	67,000	$113,255
Republic of France, 4.75%, 2035	EUR	48,000	72,465

			$185,720

Germany - 11.1%
Federal Republic of Germany, 5%, 2011	EUR	31,000	$44,090
Federal Republic of Germany, 3.75%, 2013	EUR	51,000	73,785
Federal Republic of Germany, 3.75%, 2015	EUR	198,000	287,200
Federal Republic of Germany, 4.25%, 2018	EUR	127,000	188,139
Federal Republic of Germany, 6.25%, 2030	EUR	108,000	195,029

			$788,243

Ireland - 3.1%
Republic of Ireland, 4.6%, 2016	EUR	154,000	$219,756

Italy - 13.1%
Republic of Italy, 4.75%, 2013	EUR	377,000	$550,466
Republic of Italy, 5.25%, 2017	EUR	247,000	378,498

			$928,964

Japan - 21.7%
Government of Japan, 1.3%, 2014	JPY	11,000,000	$121,717
Government of Japan, 1.7%, 2017	JPY	75,550,000	851,729
Government of Japan, 2.1%, 2024	JPY	24,000,000	264,913
Government of Japan, 2.2%, 2027	JPY	19,000,000	207,747
Government of Japan, 2.4%, 2037	JPY	8,000,000	87,493

			$1,533,599

Mexico - 0.4%
Pemex Project Funding Master
Trust, 5.75%, 2018		$27,000	$27,787

Netherlands - 3.9%
Kingdom of the Netherlands, 3.75%, 2014	EUR	142,000	$205,540
Kingdom of the Netherlands, 5.5%, 2028	EUR	42,000	69,156

			$274,696

Norway - 0.5%
Eksportfinans A.S.A., 1.875%, 2013		$35,000	$34,865

Peru - 0.6%
Republic of Peru, 7.125%, 2019		$35,000	$40,548

Spain - 3.3%
Kingdom of Spain, 5%, 2012	EUR	151,000	$219,748
Kingdom of Spain, 4.6%, 2019	EUR	8,000	11,547

			$231,295

Sweden - 0.5%
Kingdom of Sweden, 4.5%, 2015	SEK	250,000	$38,072

United Kingdom - 4.4%
United Kingdom Treasury, 8%, 2015	GBP	85,000	$163,182
United Kingdom Treasury, 8%, 2021	GBP	24,000	49,198
United Kingdom Treasury, 4.25%, 2036	GBP	66,000	96,034

			$308,414

Total Foreign Bonds			$5,084,656

U.S. Bonds - 22.9%
Asset Backed & Securitized - 1.2%
Commercial Mortgage Asset Trust, FRN, 0.873%, 2032 (i)(z)		$896,921	$25,031
Commercial Mortgage Pass-Through Certificates, FRN, 0.42%, 2017 (n)		59,000	53,707
First Union National Bank Commercial Mortgage Trust, FRN, 0.922%, 2043 (i)(n)		1,339,624	7,521

			$86,259

Local Authorities - 1.2%
Georgia Municipal Electric Authority Rev. (Build America Bonds), 6.655%, 2057		$20,000	$19,884
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039		20,000	22,680
University of California Rev. (Build America Bonds), 5.77%, 2043		15,000	14,490
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039		25,000	26,087

			$83,141

Mortgage Backed - 3.8%
Fannie Mae, 4.77%, 2012		$37,761	$39,946

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

Global Governments Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Bonds - continued
Mortgage Backed - continued
Fannie Mae, 5.37%, 2013	23,667	$25,293
Fannie Mae, 4.78%, 2015	23,251	24,768
Fannie Mae, 5.5%, 2015	8,988	9,905
Fannie Mae, 5.09%, 2016	25,000	26,919
Fannie Mae, 5.424%, 2016	23,523	25,791
Fannie Mae, 5.16%, 2018	24,162	26,207
Fannie Mae, 5.1%, 2019	10,882	11,641
Fannie Mae, 5.18%, 2019	10,884	11,699
Fannie Mae, 6.16%, 2019	9,937	11,003
Freddie Mac, 5.085%, 2019	10,000	10,571
Freddie Mac, 5%, 2025 - 2028	46,101	47,442

		$271,185

U.S. Government Agencies and Equivalents - 2.5%
Aid-Egypt, 4.45%, 2015	$49,000	$52,646
Small Business Administration, 4.57%, 2025	33,339	34,742
Small Business Administration, 5.21%, 2026	84,749	89,456

		$176,844

U.S. Treasury Obligations - 14.2%
U.S. Treasury Bonds, 4.75%, 2017	$259,000	$283,301
U.S. Treasury Bonds, 8%, 2021	126,000	171,675
U.S. Treasury Bonds, 6.875%, 2025	25,000	31,949
U.S. Treasury Notes, 4.75%, 2012	318,000	340,235
U.S. Treasury Notes, 4.125%, 2015	165,000	177,452

		$1,004,612

Total U.S. Bonds		$1,622,041

Total Bonds		$6,706,697

MONEY MARKET FUNDS (v) - 4.5%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	321,496	$321,496

Total Investments		$7,028,193

OTHER ASSETS, LESS LIABILITIES - 0.7%		47,983

NET ASSETS - 100.0%		$7,076,176

(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $119,867 representing 1.7% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 0.917%, 2023	5/25/06	$27,125	$22,213
Commercial Mortgage Asset Trust, FRN, 0.873%, 2032	8/25/03	26,623	25,031

Total Restricted Securities			$47,244
% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

Global Governments Variable Account

EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Global Governments Variable Account

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the variable account’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,181,456	$—	$1,181,456
Non-U.S. Sovereign Debt	—	5,062,443	—	5,062,443
Corporate Bonds	—	83,141	—	83,141
Residential Mortgage-Backed Securities	—	271,185	—	271,185
Commercial Mortgage-Backed Securities	—	108,472	—	108,472
Mutual Funds	321,496	—	—	321,496

Total Investments	$321,496	$6,706,697	$—	$7,028,193

Other Financial Instruments
Forward Currency Contracts	$—	$7,773	$—	$7,773

For further information regarding security characteristics, see the Portfolio of Investments.

Global Governments Variable Account

Supplemental Information (Unaudited) 3/31/10 - continued

(2) Derivative Contracts at 3/31/10

Forward Foreign Currency Exchange Contracts at 3/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Citibank N.A.	28,000	5/24/10	$25,506	$25,558	$52
BUY	AUD	UBS AG	47,965	5/24/10	42,772	43,783	1,011
BUY	BRL	Deutsche Bank AG	102,000	4/5/10 - 5/4/10	56,033	57,185	1,152
BUY	CAD	Barclays Bank PLC	11,048	5/5/10	10,791	10,877	86
BUY	CAD	HSBC Bank	70,841	5/10/10	68,979	69,749	770
BUY	CAD	UBS AG	8,000	5/5/10	7,775	7,877	102
BUY	CLP	HSBC Bank	4,631,000	4/1/10	8,754	8,825	71
BUY	CLP	JPMorgan Chase Bank N.A.	4,628,000	4/1/10	8,794	8,819	25
SELL	EUR	Citibank N.A.	8,000	6/10/10	10,831	10,806	25
SELL	EUR	Credit Suisse Group	7,000	6/14/10	9,474	9,455	19
SELL	EUR	UBS AG	622,283	6/14/10	850,303	840,524	9,779
BUY	GBP	Barclays Bank PLC	31,379	4/12/10	47,283	47,616	333
BUY	GBP	UBS AG	5,000	4/12/10	7,526	7,587	61
SELL	GBP	Credit Suisse Group	14,000	4/12/10	22,332	21,244	1,088
SELL	GBP	Golman Sachs International	14,000	4/12/10	21,841	21,244	597
BUY	IDR	Merrill Lynch International Bank	267,042,000	4/15/10 - 4/19/10	29,153	29,279	126
BUY	INR	Merrill Lynch International Bank	1,406,000	4/5/10 - 4/30/10	30,946	31,285	339
SELL	JPY	Barclays Bank PLC	5,662,000	4/12/10	63,073	60,565	2,508
SELL	JPY	Citibank N.A.	9,693,000	4/12/10	107,347	103,683	3,664
SELL	JPY	Credit Suisse Group	2,273,130	4/12/10	25,000	24,315	685
SELL	JPY	HSBC Bank	5,025,000	4/12/10	55,140	53,751	1,389
SELL	JPY	Merrill Lynch International Bank	4,871,513	4/12/10	52,464	52,109	355
SELL	JPY	UBS AG	3,592,000	4/12/10	40,281	38,423	1,858
BUY	KRW	JPMorgan Chase Bank N.A.	35,250,000	4/8/10	30,759	31,151	392
BUY	KRW	Merrill Lynch International Bank	8,148,000	4/5/10	7,098	7,201	103
SELL	KRW	Merrill Lynch International Bank	8,148,000	4/5/10	7,217	7,201	16
BUY	MXN	HSBC Bank	137,000	5/4/10	10,760	11,050	290
BUY	MXN	JPMorgan Chase Bank N.A.	147,000	4/6/10	11,259	11,890	631
SELL	MXN	JPMorgan Chase Bank N.A.	147,000	4/6/10	11,897	11,890	7
BUY	NOK	UBS AG	110,000	4/8/10	18,454	18,508	54
BUY	SEK	Credit Suisse Group	134,000	4/12/10	18,491	18,558	67
BUY	SEK	UBS AG	20,669	4/12/10	2,857	2,863	6
BUY	TRY	HSBC Bank	22,000	5/11/10	14,176	14,400	224

							$27,885

Global Governments Variable Account

Supplemental Information (Unaudited) 3/31/10 - continued

Liability Derivatives

SELL	BRL	Deutsche Bank AG	51,000	4/5/10	$28,177	$28,678	$(501)
SELL	CHF	Citibank N.A.	19,000	4/12/10	17,641	18,021	(380)
SELL	CLP	HSBC Bank	4,631,000	4/1/10	8,799	8,825	(26)
SELL	CLP	JPMorgan Chase Bank N.A.	4,628,000	4/1/10	8,815	8,819	(4)
BUY	DKK	Barclays Bank PLC	263,472	6/25/10	47,935	47,771	(164)
BUY	EUR	Credit Suisse Group	26,000	6/14/10	35,712	35,118	(594)
BUY	EUR	HSBC Bank	11,000	6/10/10	14,976	14,858	(118)
SELL	EUR	Credit Suisse Group	47,000	6/14/10	63,344	63,483	(139)
SELL	EUR	UBS AG	36,149	6/14/10	48,301	48,827	(526)
BUY	GBP	Barclays Bank PLC	47,515	4/12/10	76,343	72,100	(4,243)
BUY	GBP	Deutsche Bank AG	15,724	4/12/10	25,111	23,860	(1,251)
SELL	INR	Merill Lynch International Bank	703,000	4/5/10	15,622	15,659	(37)
BUY	JPY	Citibank N.A.	7,189,000	4/12/10	79,310	76,899	(2,411)
BUY	JPY	HSBC Bank	8,860,117	4/12/10	98,350	94,774	(3,576)
BUY	JPY	JPMorgan Chase Bank N.A.	67,547,376	4/12/10	728,007	722,536	(5,471)
BUY	KRW	Merill Lynch International Bank	8,148,000	5/3/10	7,209	7,193	(16)
BUY	MXN	JPMorgan Chase Bank N.A.	147,000	7/6/10	11,783	11,773	(10)
SELL	NOK	Citibank N.A.	110,000	4/8/10	18,455	18,508	(53)
BUY	PLN	HSBC Bank	41,000	5/4/10	14,359	14,318	(41)
BUY	SEK	Citibank N.A.	82,000	4/12/10	11,579	11,357	(222)
BUY	SEK	Deutsche Bank AG	129,000	4/12/10	18,195	17,866	(329)

							$(20,112)

At March 31, 2010, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	444,688	943,342	(1,066,534)	321,496
	—	—	—	—

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$195	$321,496

Global Governments Variable Account

Supplemental Information (Unaudited) 3/31/10 - continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2010, are as follows:

United States	27.5%
Japan	21.6%
Italy	13.2%
Germany	11.3%
United Kingdom	4.4%
Netherlands	4.0%
Spain	3.4%
Ireland	3.2%
France	2.7%
Other Countries	8.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GLOBAL GOVERNMENTS VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2010

*	Print name and title of each signing officer under his or her signature.